Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Excluding Non- recurring charges, net	$ 39,260	$ 92,095	$ 116,260
Non- recurring charges, net	(9,817)		(8,808)
Income from operations	29,443	92,095	107,452
Central Laboratory
Excluding Non- recurring charges, net	(661)	(12,759)	5,338
Non- recurring charges, net	(1,545)		(309)
Income from operations	(2,206)	(12,759)	5,029
Clinical Research
Excluding Non- recurring charges, net	39,921	104,854	110,922
Non- recurring charges, net	(8,272)		(8,499)
Income from operations	$ 31,649	$ 104,854	$ 102,423